Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
Entity Central Index Key	0001083387
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
No Load Class
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	No Load Class
Trading Symbol	WWWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$79	1.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.68%
Net Assets	$ 248,276,312
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,276,312
Number of Holdings	41
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	41.2%
Oil and Gas Extraction	32.7%
Other Financial Investment Activities	5.6%
Cash & Other	5.1%
Computer Systems Design and Related Services	4.7%
Technology Services and Software	2.8%
Securities and Commodities Exchanges	2.5%
Offices of Real Estate Agents and Brokers	2.1%
Pharmaceutical and Medicine Manufacturing	1.7%
Data Center Infrastructure	1.6%
Data Processing, Hosting, and Related Services	1.2%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	38.7%
Texas Pacific Land Corp.	32.6%
Grayscale Bitcoin Mini Trust ETF	4.5%
CACI International, Inc.	3.4%
Miami International Holdings Inc.	3.3%
SB Technology, Inc.	2.8%
OTC Markets Group, Inc.	2.5%
Landbridge Co. LLC	2.1%
Galaxy Digital, Inc.	1.7%
Bolt Data & Energy Inc.	1.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class A
Trading Symbol	KINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$91	1.93%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.93%
Net Assets	$ 248,276,312
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,276,312
Number of Holdings	41
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	41.2%
Oil and Gas Extraction	32.7%
Other Financial Investment Activities	5.6%
Cash & Other	5.1%
Computer Systems Design and Related Services	4.7%
Technology Services and Software	2.8%
Securities and Commodities Exchanges	2.5%
Offices of Real Estate Agents and Brokers	2.1%
Pharmaceutical and Medicine Manufacturing	1.7%
Data Center Infrastructure	1.6%
Data Processing, Hosting, and Related Services	1.2%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	38.7%
Texas Pacific Land Corp.	32.6%
Grayscale Bitcoin Mini Trust ETF	4.5%
CACI International, Inc.	3.4%
Miami International Holdings Inc.	3.3%
SB Technology, Inc.	2.8%
OTC Markets Group, Inc.	2.5%
Landbridge Co. LLC	2.1%
Galaxy Digital, Inc.	1.7%
Bolt Data & Energy Inc.	1.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class C
Trading Symbol	KINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$115	2.43%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.43%
Net Assets	$ 248,276,312
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,276,312
Number of Holdings	41
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	41.2%
Oil and Gas Extraction	32.7%
Other Financial Investment Activities	5.6%
Cash & Other	5.1%
Computer Systems Design and Related Services	4.7%
Technology Services and Software	2.8%
Securities and Commodities Exchanges	2.5%
Offices of Real Estate Agents and Brokers	2.1%
Pharmaceutical and Medicine Manufacturing	1.7%
Data Center Infrastructure	1.6%
Data Processing, Hosting, and Related Services	1.2%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	38.7%
Texas Pacific Land Corp.	32.6%
Grayscale Bitcoin Mini Trust ETF	4.5%
CACI International, Inc.	3.4%
Miami International Holdings Inc.	3.3%
SB Technology, Inc.	2.8%
OTC Markets Group, Inc.	2.5%
Landbridge Co. LLC	2.1%
Galaxy Digital, Inc.	1.7%
Bolt Data & Energy Inc.	1.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	No Load Class
Trading Symbol	WWWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$70	1.38%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%
Net Assets	$ 50,447,935
Holdings Count | $ / shares	82
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$50,447,935
Number of Holdings	82
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Finance and Insurance	38.5%
Mining, Quarrying, and Oil and Gas Extraction	31.6%
Management of Companies and Enterprises	12.9%
Cash & Other	4.5%
Technology	3.7%
Pharmaceuticals	2.7%
Media	1.7%
Transportation and Warehousing	1.4%
Entertainment	1.3%
Real Estate and Rental and Leasing	1.3%
Accommodation and Food Services	0.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	21.1%
Grayscale Bitcoin Trust ETF	13.3%
Hawaiian Electric Industries, Inc.	7.0%
Fairfax India Holdings Corp.	5.7%
Landbridge Co. LLC	5.6%
Investor AB	4.9%
White Mountains Insurance Group Ltd.	4.9%
Euronext NV	4.9%
Galaxy Digital, Inc.	2.7%
SB Technology, Inc.	2.5%

Top Ten Countries	(%)
United States	68.9%
Canada	11.9%
Netherlands	5.2%
Sweden	4.9%
Japan	4.0%
Cayman Islands	0.8%
United Kingdom	0.7%
Germany	0.3%
Brazil	0.2%
Cash & Other	3.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class A
Trading Symbol	KGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 50,447,935
Holdings Count | $ / shares	82
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$50,447,935
Number of Holdings	82
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Finance and Insurance	38.5%
Mining, Quarrying, and Oil and Gas Extraction	31.6%
Management of Companies and Enterprises	12.9%
Cash & Other	4.5%
Technology	3.7%
Pharmaceuticals	2.7%
Media	1.7%
Transportation and Warehousing	1.4%
Entertainment	1.3%
Real Estate and Rental and Leasing	1.3%
Accommodation and Food Services	0.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	21.1%
Grayscale Bitcoin Trust ETF	13.3%
Hawaiian Electric Industries, Inc.	7.0%
Fairfax India Holdings Corp.	5.7%
Landbridge Co. LLC	5.6%
Investor AB	4.9%
White Mountains Insurance Group Ltd.	4.9%
Euronext NV	4.9%
Galaxy Digital, Inc.	2.7%
SB Technology, Inc.	2.5%

Top Ten Countries	(%)
United States	68.9%
Canada	11.9%
Netherlands	5.2%
Sweden	4.9%
Japan	4.0%
Cayman Islands	0.8%
United Kingdom	0.7%
Germany	0.3%
Brazil	0.2%
Cash & Other	3.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class C
Trading Symbol	KGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$108	2.13%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.13%
Net Assets	$ 50,447,935
Holdings Count | $ / shares	82
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$50,447,935
Number of Holdings	82
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Finance and Insurance	38.5%
Mining, Quarrying, and Oil and Gas Extraction	31.6%
Management of Companies and Enterprises	12.9%
Cash & Other	4.5%
Technology	3.7%
Pharmaceuticals	2.7%
Media	1.7%
Transportation and Warehousing	1.4%
Entertainment	1.3%
Real Estate and Rental and Leasing	1.3%
Accommodation and Food Services	0.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	21.1%
Grayscale Bitcoin Trust ETF	13.3%
Hawaiian Electric Industries, Inc.	7.0%
Fairfax India Holdings Corp.	5.7%
Landbridge Co. LLC	5.6%
Investor AB	4.9%
White Mountains Insurance Group Ltd.	4.9%
Euronext NV	4.9%
Galaxy Digital, Inc.	2.7%
SB Technology, Inc.	2.5%

Top Ten Countries	(%)
United States	68.9%
Canada	11.9%
Netherlands	5.2%
Sweden	4.9%
Japan	4.0%
Cayman Islands	0.8%
United Kingdom	0.7%
Germany	0.3%
Brazil	0.2%
Cash & Other	3.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	No Load Class
Trading Symbol	WWNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$93	1.64%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.64%
Net Assets	$ 1,186,210,139
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,186,210,139
Number of Holdings	44
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	76.1%
Finance and Insurance	13.7%
Management of Companies and Enterprises	4.8%
Information	1.2%
Technology	1.0%
Cash & Other	1.0%
Professional, Scientific and Technical Services	0.9%
Arts, Entertainment, and Recreation	0.7%
Transportation and Warehousing	0.3%
Accommodation and Food Services	0.2%
Real Estate and Rental and Leasing	0.1%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	69.4%
Grayscale Bitcoin Mini Trust ETF	7.5%
Landbridge Co. LLC	6.1%
Hawaiian Electric Industries, Inc.	4.1%
Brookfield Corp.	3.1%
Cboe Global Markets, Inc.	1.2%
Miami International Holdings, Inc.	1.2%
CACI International, Inc.	0.9%
Grayscale Bitcoin Trust ETF	0.8%
Live Nation Entertainment, Inc.	0.7%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class A
Trading Symbol	KNPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$107	1.89%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.89%
Net Assets	$ 1,186,210,139
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,186,210,139
Number of Holdings	44
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	76.1%
Finance and Insurance	13.7%
Management of Companies and Enterprises	4.8%
Information	1.2%
Technology	1.0%
Cash & Other	1.0%
Professional, Scientific and Technical Services	0.9%
Arts, Entertainment, and Recreation	0.7%
Transportation and Warehousing	0.3%
Accommodation and Food Services	0.2%
Real Estate and Rental and Leasing	0.1%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	69.4%
Grayscale Bitcoin Mini Trust ETF	7.5%
Landbridge Co. LLC	6.1%
Hawaiian Electric Industries, Inc.	4.1%
Brookfield Corp.	3.1%
Cboe Global Markets, Inc.	1.2%
Miami International Holdings, Inc.	1.2%
CACI International, Inc.	0.9%
Grayscale Bitcoin Trust ETF	0.8%
Live Nation Entertainment, Inc.	0.7%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class C
Trading Symbol	KNPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$135	2.39%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.39%
Net Assets	$ 1,186,210,139
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,186,210,139
Number of Holdings	44
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	76.1%
Finance and Insurance	13.7%
Management of Companies and Enterprises	4.8%
Information	1.2%
Technology	1.0%
Cash & Other	1.0%
Professional, Scientific and Technical Services	0.9%
Arts, Entertainment, and Recreation	0.7%
Transportation and Warehousing	0.3%
Accommodation and Food Services	0.2%
Real Estate and Rental and Leasing	0.1%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	69.4%
Grayscale Bitcoin Mini Trust ETF	7.5%
Landbridge Co. LLC	6.1%
Hawaiian Electric Industries, Inc.	4.1%
Brookfield Corp.	3.1%
Cboe Global Markets, Inc.	1.2%
Miami International Holdings, Inc.	1.2%
CACI International, Inc.	0.9%
Grayscale Bitcoin Trust ETF	0.8%
Live Nation Entertainment, Inc.	0.7%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Institutional Class
Trading Symbol	KNPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	1.44%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.44%
Net Assets	$ 1,186,210,139
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,186,210,139
Number of Holdings	44
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	76.1%
Finance and Insurance	13.7%
Management of Companies and Enterprises	4.8%
Information	1.2%
Technology	1.0%
Cash & Other	1.0%
Professional, Scientific and Technical Services	0.9%
Arts, Entertainment, and Recreation	0.7%
Transportation and Warehousing	0.3%
Accommodation and Food Services	0.2%
Real Estate and Rental and Leasing	0.1%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	69.4%
Grayscale Bitcoin Mini Trust ETF	7.5%
Landbridge Co. LLC	6.1%
Hawaiian Electric Industries, Inc.	4.1%
Brookfield Corp.	3.1%
Cboe Global Markets, Inc.	1.2%
Miami International Holdings, Inc.	1.2%
CACI International, Inc.	0.9%
Grayscale Bitcoin Trust ETF	0.8%
Live Nation Entertainment, Inc.	0.7%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	No Load Class
Trading Symbol	KSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$93	1.63%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.63%
Net Assets	$ 529,333,343
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$529,333,343
Number of Holdings	70
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	66.9%
Finance and Insurance	7.5%
Management of Companies and Enterprises	7.4%
Professional, Scientific and Technical Services	4.8%
Accommodation and Food Services	3.8%
Technology	3.1%
Cash & Other	2.1%
Real Estate	1.7%
Manufacturing	1.2%
Pharmaceuticals	0.8%
Real Estate and Rental and Leasing	0.7%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	55.4%
Landbridge Co. LLC	5.9%
Hawaiian Electric Industries, Inc.	5.1%
WaterBridge Infrastructure LLC	4.7%
CACI International, Inc.	4.4%
Civeo Corp.	3.7%
Grayscale Bitcoin Trust ETF	2.6%
SB Technology, Inc.	1.7%
DREAM Unlimited Corp.	1.7%
Miami International Holdings, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$107	1.88%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.88%
Net Assets	$ 529,333,343
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$529,333,343
Number of Holdings	70
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	66.9%
Finance and Insurance	7.5%
Management of Companies and Enterprises	7.4%
Professional, Scientific and Technical Services	4.8%
Accommodation and Food Services	3.8%
Technology	3.1%
Cash & Other	2.1%
Real Estate	1.7%
Manufacturing	1.2%
Pharmaceuticals	0.8%
Real Estate and Rental and Leasing	0.7%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	55.4%
Landbridge Co. LLC	5.9%
Hawaiian Electric Industries, Inc.	5.1%
WaterBridge Infrastructure LLC	4.7%
CACI International, Inc.	4.4%
Civeo Corp.	3.7%
Grayscale Bitcoin Trust ETF	2.6%
SB Technology, Inc.	1.7%
DREAM Unlimited Corp.	1.7%
Miami International Holdings, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$135	2.38%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.38%
Net Assets	$ 529,333,343
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$529,333,343
Number of Holdings	70
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	66.9%
Finance and Insurance	7.5%
Management of Companies and Enterprises	7.4%
Professional, Scientific and Technical Services	4.8%
Accommodation and Food Services	3.8%
Technology	3.1%
Cash & Other	2.1%
Real Estate	1.7%
Manufacturing	1.2%
Pharmaceuticals	0.8%
Real Estate and Rental and Leasing	0.7%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	55.4%
Landbridge Co. LLC	5.9%
Hawaiian Electric Industries, Inc.	5.1%
WaterBridge Infrastructure LLC	4.7%
CACI International, Inc.	4.4%
Civeo Corp.	3.7%
Grayscale Bitcoin Trust ETF	2.6%
SB Technology, Inc.	1.7%
DREAM Unlimited Corp.	1.7%
Miami International Holdings, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	1.43%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.43%
Net Assets	$ 529,333,343
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$529,333,343
Number of Holdings	70
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	66.9%
Finance and Insurance	7.5%
Management of Companies and Enterprises	7.4%
Professional, Scientific and Technical Services	4.8%
Accommodation and Food Services	3.8%
Technology	3.1%
Cash & Other	2.1%
Real Estate	1.7%
Manufacturing	1.2%
Pharmaceuticals	0.8%
Real Estate and Rental and Leasing	0.7%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	55.4%
Landbridge Co. LLC	5.9%
Hawaiian Electric Industries, Inc.	5.1%
WaterBridge Infrastructure LLC	4.7%
CACI International, Inc.	4.4%
Civeo Corp.	3.7%
Grayscale Bitcoin Trust ETF	2.6%
SB Technology, Inc.	1.7%
DREAM Unlimited Corp.	1.7%
Miami International Holdings, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	No Load Class
Trading Symbol	KMKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$75	1.40%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.40%
Net Assets	$ 302,809,014
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$302,809,014
Number of Holdings	83
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Oil and Gas Extraction	48.8%
Cash & Other	12.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	9.1%
Electric Power Generation, Transmission and Distribution	7.2%
Water, Sewage and Other Systems	4.7%
Offices of Real Estate Agents and Brokers	4.3%
Other Investment Pools and Funds	2.8%
Management of Companies and Enterprises	2.7%
Securities and Commodities Exchanges	2.7%
Other Financial Investment Activities	2.6%
Computer Systems Design and Related Services	2.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	47.3%
Grayscale Bitcoin Trust ETF	9.0%
Hawaiian Electric Industries, Inc.	7.2%
WaterBridge Infrastructure LLC	4.7%
Landbridge Co. LLC	4.3%
Miami International Holdings, Inc.	2.8%
Bolt Data & Energy Inc.	2.0%
Partners Value Investments LP	2.0%
White Mountains Insurance Group Ltd.	1.3%
Permian Basin Royalty Trust	1.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KMKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$89	1.65%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.65%
Net Assets	$ 302,809,014
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$302,809,014
Number of Holdings	83
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Oil and Gas Extraction	48.8%
Cash & Other	12.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	9.1%
Electric Power Generation, Transmission and Distribution	7.2%
Water, Sewage and Other Systems	4.7%
Offices of Real Estate Agents and Brokers	4.3%
Other Investment Pools and Funds	2.8%
Management of Companies and Enterprises	2.7%
Securities and Commodities Exchanges	2.7%
Other Financial Investment Activities	2.6%
Computer Systems Design and Related Services	2.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	47.3%
Grayscale Bitcoin Trust ETF	9.0%
Hawaiian Electric Industries, Inc.	7.2%
WaterBridge Infrastructure LLC	4.7%
Landbridge Co. LLC	4.3%
Miami International Holdings, Inc.	2.8%
Bolt Data & Energy Inc.	2.0%
Partners Value Investments LP	2.0%
White Mountains Insurance Group Ltd.	1.3%
Permian Basin Royalty Trust	1.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KMKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$116	2.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.15%
Net Assets	$ 302,809,014
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$302,809,014
Number of Holdings	83
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Oil and Gas Extraction	48.8%
Cash & Other	12.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	9.1%
Electric Power Generation, Transmission and Distribution	7.2%
Water, Sewage and Other Systems	4.7%
Offices of Real Estate Agents and Brokers	4.3%
Other Investment Pools and Funds	2.8%
Management of Companies and Enterprises	2.7%
Securities and Commodities Exchanges	2.7%
Other Financial Investment Activities	2.6%
Computer Systems Design and Related Services	2.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	47.3%
Grayscale Bitcoin Trust ETF	9.0%
Hawaiian Electric Industries, Inc.	7.2%
WaterBridge Infrastructure LLC	4.7%
Landbridge Co. LLC	4.3%
Miami International Holdings, Inc.	2.8%
Bolt Data & Energy Inc.	2.0%
Partners Value Investments LP	2.0%
White Mountains Insurance Group Ltd.	1.3%
Permian Basin Royalty Trust	1.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KMKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.20%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%
Net Assets	$ 302,809,014
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$302,809,014
Number of Holdings	83
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Oil and Gas Extraction	48.8%
Cash & Other	12.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	9.1%
Electric Power Generation, Transmission and Distribution	7.2%
Water, Sewage and Other Systems	4.7%
Offices of Real Estate Agents and Brokers	4.3%
Other Investment Pools and Funds	2.8%
Management of Companies and Enterprises	2.7%
Securities and Commodities Exchanges	2.7%
Other Financial Investment Activities	2.6%
Computer Systems Design and Related Services	2.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	47.3%
Grayscale Bitcoin Trust ETF	9.0%
Hawaiian Electric Industries, Inc.	7.2%
WaterBridge Infrastructure LLC	4.7%
Landbridge Co. LLC	4.3%
Miami International Holdings, Inc.	2.8%
Bolt Data & Energy Inc.	2.0%
Partners Value Investments LP	2.0%
White Mountains Insurance Group Ltd.	1.3%
Permian Basin Royalty Trust	1.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Multi-Disciplinary Income Fund
Class Name	No Load Class
Trading Symbol	KMDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Multi-Disciplinary Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 17,713,423
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$17,713,423
Number of Holdings	28
Portfolio Turnover	17%
Average Credit Quality	AAA / AA
Effective Duration	0.1 years
30-Day SEC Yield	4.63%
30-Day SEC Yield Unsubsidized	4.06%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Asset Backed Securities	91.4%
Cash & Other	8.6%

Top 10 Issuers	(%)
Brant Point CLO Ltd. 2024-4-AA tranche	5.7%
Sound Point CLO Ltd. 2025-1R-AAA tranche	4.6%
Apex Credit CLO Ltd. 2021-1-AA tranche	4.6%
Elevation CLO Ltd. 2013-1-AA tranche	4.3%
Atlantic Avenue Ltd. 2023-1-AA tranche	4.3%
Warwick Capital CLO Ltd. 2023-2-AA tranche	4.3%
Black Diamond CLO Ltd. 2022-1-AA tranche	4.3%
Eaton Vance 2013-1-AA tranche	4.3%
BlueMountain CLO Ltd. 2021-33-AA tranche	4.3%
Venture CDO Ltd. 2022-45-AA tranche	3.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	No Load Class
Trading Symbol	LSHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$88	1.45%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.45%
Net Assets	$ 35,873,587
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,873,587
Number of Holdings	30
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	85.6%
Management of Companies and Enterprises	7.1%
Finance and Insurance	2.3%
Technology	1.0%
Accommodation and Food Services	0.9%
Real Estate and Rental and Leasing	0.8%
Manufacturing	0.3%
Pharmaceuticals	0.3%
Information	0.3%
Utilities	0.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	77.7%
Landbridge Co. LLC	6.5%
Associated Capital Group, Inc.	3.5%
Hawaiian Electric Industries, Inc.	3.2%
WaterBridge Infrastructure LLC	1.4%
GAMCO Investors, Inc.	1.1%
Civeo Corp.	0.9%
PrairieSky Royalty Ltd.	0.8%
SB Technology, Inc.	0.7%
Grayscale Bitcoin Mini Trust ETF	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class A
Trading Symbol	LSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$91	1.50%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.50%
Net Assets	$ 35,873,587
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,873,587
Number of Holdings	30
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	85.6%
Management of Companies and Enterprises	7.1%
Finance and Insurance	2.3%
Technology	1.0%
Accommodation and Food Services	0.9%
Real Estate and Rental and Leasing	0.8%
Manufacturing	0.3%
Pharmaceuticals	0.3%
Information	0.3%
Utilities	0.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	77.7%
Landbridge Co. LLC	6.5%
Associated Capital Group, Inc.	3.5%
Hawaiian Electric Industries, Inc.	3.2%
WaterBridge Infrastructure LLC	1.4%
GAMCO Investors, Inc.	1.1%
Civeo Corp.	0.9%
PrairieSky Royalty Ltd.	0.8%
SB Technology, Inc.	0.7%
Grayscale Bitcoin Mini Trust ETF	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class C
Trading Symbol	LSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$136	2.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.25%
Net Assets	$ 35,873,587
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,873,587
Number of Holdings	30
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	85.6%
Management of Companies and Enterprises	7.1%
Finance and Insurance	2.3%
Technology	1.0%
Accommodation and Food Services	0.9%
Real Estate and Rental and Leasing	0.8%
Manufacturing	0.3%
Pharmaceuticals	0.3%
Information	0.3%
Utilities	0.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	77.7%
Landbridge Co. LLC	6.5%
Associated Capital Group, Inc.	3.5%
Hawaiian Electric Industries, Inc.	3.2%
WaterBridge Infrastructure LLC	1.4%
GAMCO Investors, Inc.	1.1%
Civeo Corp.	0.9%
PrairieSky Royalty Ltd.	0.8%
SB Technology, Inc.	0.7%
Grayscale Bitcoin Mini Trust ETF	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Institutional Class
Trading Symbol	LSHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	1.25%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.25%
Net Assets	$ 35,873,587
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,873,587
Number of Holdings	30
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	85.6%
Management of Companies and Enterprises	7.1%
Finance and Insurance	2.3%
Technology	1.0%
Accommodation and Food Services	0.9%
Real Estate and Rental and Leasing	0.8%
Manufacturing	0.3%
Pharmaceuticals	0.3%
Information	0.3%
Utilities	0.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	77.7%
Landbridge Co. LLC	6.5%
Associated Capital Group, Inc.	3.5%
Hawaiian Electric Industries, Inc.	3.2%
WaterBridge Infrastructure LLC	1.4%
GAMCO Investors, Inc.	1.1%
Civeo Corp.	0.9%
PrairieSky Royalty Ltd.	0.8%
SB Technology, Inc.	0.7%
Grayscale Bitcoin Mini Trust ETF	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/